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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment |_|; Amendment Number: ____

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th floor
         Boston, MA 02109

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Laura Woodward                    Boston, MA    11/12/10
---------------------------------   -------------   --------
[Signature]                         [City, State]    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER    NAME

28-_________________   _____________________
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         79

Form 13F Information Table Value Total:    526,876
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME

___   28-_________________   _____________________

[Repeat as necessary.]

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
                                                                  FORM 13F

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC                                                 (SEC USE ONLY)
Page 1 of 1

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
Acorda Therapeutics Inc.   Common        00484M106    8,645       261,815 SH       Sole       NA         Sole
Addus HomeCare             Common        006739106    1,244       311,900 SH       Sole       NA         Sole
 Corporation
Adolor Corporation         Common        00724X102      905       837,744 SH       Sole       NA         Sole
Aetna Inc.                 Common        00817Y108   11,795       373,131 SH       Sole       NA         Sole
Affymax, Inc.              Common        00826A109    2,095       352,127 SH       Sole       NA         Sole
Akorn, Inc.                Common        009728106   10,702     2,649,056 SH       Sole       NA         Sole
Alere, Inc.                Common        01449J105   10,333       334,073 SH       Sole       NA         Sole
Alexion Pharmaceuticals,   Common        015351109   13,097       203,500 SH       Sole       NA         Sole
 Inc.
Align Technology, Inc.     Common        016255101   14,331       731,932 SH       Sole       NA         Sole
Alkermes, Inc.             Common        01642T108    2,269       154,900 SH       Sole       NA         Sole
Allergan, Inc.             Common        018490102    1,863        28,000 SH       Sole       NA         Sole
Alnylam Pharmaceuticals,   Common        02043Q107    1,533       124,858 SH       Sole       NA         Sole
 Inc.
AMAG Pharmaceuticals,      Common        00163U106    1,116        64,852 SH       Sole       NA         Sole
 Inc.
Amgen Inc.                 Common        031162100   23,227       421,471 SH       Sole       NA         Sole
Amylin Pharmaceuticals,    Common        032346108    7,327       351,400 SH       Sole       NA         Sole
 Inc.
ARIAD Pharmaceuticals,     Common        04033A100      759       198,750 SH       Sole       NA         Sole
 Inc.
Baxter International       Common        071813109    8,435       176,800 SH       Sole       NA         Sole
 Inc.
BioMarin Pharmaceutical    Common        09061G101    3,375       151,000 SH       Sole       NA         Sole
 Inc.
Cadence Pharmaceutical     Common        12738T100    1,587       190,000 SH       Sole       NA         Sole
 Inc.
Celgene Corporation        Common        151020104   27,468       476,790 SH       Sole       NA         Sole
Cephalon, Inc.             Common        156708109   12,863       206,003 SH       Sole       NA         Sole
Charles River              Common        159864107    4,130       124,600 SH       Sole       NA         Sole
 Laboratories
 International, Inc.
Clinical Data, Inc.        Common        18725U109      386        22,881 SH       Sole       NA         Sole
Cornerstone Therapeutics   Common        21924P103    1,230       174,224 SH       Sole       NA         Sole
 Inc.
Cubist Pharmaceuticals,    Common        229678107    8,528       364,602 SH       Sole       NA         Sole
 Inc.
Curis Inc.                 Common        231269101      271       198,000 SH       Sole       NA         Sole
CVS Caremark Corporation   Common        126650100   11,839       376,200 SH       Sole       NA         Sole
Cynosure, Inc.             Common        232577205      642        62,839 SH       Sole       NA         Sole
Dendreon Corporation       Common        24823Q107    9,793       237,800 SH       Sole       NA         Sole
DURECT Corporation         Common        266605104    2,753     1,083,690 SH       Sole       NA         Sole
Elan Corp plc              Common        G29539106    5,336       928,000 SH       Sole       NA         Sole
Eurand N.V.                Shares A      N31010106    3,100       315,071 SH       Sole       NA         Sole
Forest Laboratories,       Common        345838106   14,807       478,732 SH       Sole       NA         Sole
 Inc.
Gen-Probe Inc.             Common        36866T103    2,786        57,493 SH       Sole       NA         Sole
Genzyme Corporation        Common        372917104    5,724        80,865 SH       Sole       NA         Sole
Gilead Sciences, Inc.      Common        375558103   19,622       551,038 SH       Sole       NA         Sole
Hologic, Inc.              Common        436440101   11,963       747,240 SH       Sole       NA         Sole
Human Genome Sciences,     Common        444903108    6,971       234,000 SH       Sole       NA         Sole
 Inc.
IDEXX Laboratories, Inc.   Common        45168D104   11,613       188,150 SH       Sole       NA         Sole
Illumina, Inc.             Common        452327109   16,828       342,036 SH       Sole       NA         Sole
Impax Laboratories, Inc.   Common        45256B101    5,097       257,414 SH       Sole       NA         Sole
Incyte Corporation         Common        45337C102    5,393       337,270 SH       Sole       NA         Sole
Inspire Pharmaceuticals,   Common        457733103      714       120,000 SH       Sole       NA         Sole
 Inc.
InterMune, Inc.            Common        45884X103    3,454       253,600 SH       Sole       NA         Sole
Ironwood                   Common        46333X108    3,482       342,000 SH       Sole       NA         Sole
 Pharmaceuticals, Inc.
Isis Pharmaceuticals,      Common        464330109    3,027       360,400 SH       Sole       NA         Sole
 Inc.
Johnson & Johnson          Common        478160104    3,665        59,155 SH       Sole       NA         Sole
Kinetic Concepts, Inc.     Common        49460W208    5,970       163,200 SH       Sole       NA         Sole
Laboratory Corp. of        Common        50540R409    9,065       115,581 SH       Sole       NA         Sole
 America Holdings
Martek Biosciences         Common        572901106    7,815       345,351 SH       Sole       NA         Sole
 Corporation
Masimo Corporation         Common        574795100    2,996       109,720 SH       Sole       NA         Sole
McKesson Corporation       Common        58155Q103    3,614        58,500 SH       Sole       NA         Sole
Medco Health Solutions,    Common        58405U102    8,034       154,314 SH       Sole       NA         Sole
 Inc.
Momenta Pharmaceuticals,   Common        60877T100    3,293       218,810 SH       Sole       NA         Sole
 Inc.
Mylan Inc.                 Common        628530107   11,492       610,934 SH       Sole       NA         Sole
Myriad Genetics, Inc.      Common        62855J104    3,239       197,363 SH       Sole       NA         Sole
Nektar Therapeutics        Common        640268108    2,097       142,000 SH       Sole       NA         Sole
Neurocrine Biosciences,    Common        64125C109    5,489       905,795 SH       Sole       NA         Sole
 Inc.
NPS Pharmaceuticals,       Common        62936P103    1,197       175,000 SH       Sole       NA         Sole
 Inc.
Onyx Pharmaceuticals,      Common        683399109    3,039       115,200 SH       Sole       NA         Sole
 Inc.
Orexigen Therapeutics      Common        686164104      148        25,000 SH       Sole       NA         Sole
 Inc.
Palomar Medical            Common        697529303      522        50,500 SH       Sole       NA         Sole
 Technologies, Inc.
PerkinElmer, Inc.          Common        714046109   11,739       507,291 SH       Sole       NA         Sole
Perrigo Company            Common        714290103   10,700       166,621 SH       Sole       NA         Sole
Pfizer Inc.                Common        717081103    3,619       210,782 SH       Sole       NA         Sole
Pharmaceutical Product     Common        717124101   11,806       476,240 SH       Sole       NA         Sole
 Development, Inc.
Pharmasset, Inc.           Common        71715N106    2,815        95,439 SH       Sole       NA         Sole
Regeneron                  Common        75886F107    3,099       113,086 SH       Sole       NA         Sole
 Pharmaceuticals, Inc.
Shire plc                  Sponsored ADR 82481R106    8,130       120,837 SH       Sole       NA         Sole
Somaxon Pharmaceuticals,   Common        834453102    2,046       526,000 SH       Sole       NA         Sole
 Inc.
Stryker Corporation        Common        863667101   10,832       216,423 SH       Sole       NA         Sole
Telik, Inc.                Common        87959M109      457       635,098 SH       Sole       NA         Sole
Teva Pharmaceutical        ADR           881624209   23,520       445,881 SH       Sole       NA         Sole
 Industries, Ltd.
VCA Antech, Inc.           Common        918194101      768        36,417 SH       Sole       NA         Sole
Vertex Pharmaceuticals     Common        92532F100   10,277       297,288 SH       Sole       NA         Sole
 Inc.
VIVUS Inc.                 Common        928551100    4,804       718,070 SH       Sole       NA         Sole
Warner Chilcott plc        Shares A      G94368100    8,572       382,017 SH       Sole       NA         Sole
WellPoint, Inc.            Common        94973V107   13,050       230,409 SH       Sole       NA         Sole
XenoPort, Inc.             Common        98411C100    4,509       634,132 SH       Sole       NA         Sole


COLUMN TOTALS                                      $526,876